Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Nov. 01, 2012	Dec. 31, 2013	Dec. 31, 2012
Antidilutive securities excluded from computation of earnings per share, amount		4,995,000	4,995,000
Class of warrant or right, outstanding		5,918,000
Options purchase to units		250,000
Federal depository insurance coverage		$ 250,000
Stock issued during period, shares, new issues	5,000,000	4,995,000
Net tangible assets		less than $5,000,001
Initial acquisition transaction description		The Company will consummate an initial Acquisition Transaction only if holders of no more than 90% of the public shares elect to convert (in the case of a shareholder meeting) or sell their shares to the Company (in the case of a tender offer) and, solely if the Company seeks shareholder approval, a majority of the outstanding shares of common stock voted are voted in favor of the Acquisition Transaction.
Permanent equity shares		4,995,000	4,995,000
Public shares		5,500,000	5,500,000
Permanent equity per share		$ 10.30	$ 10.30
Public Offering [Member]
Class of warrant or right, outstanding		5,550,000
Private Placement [Member]
Class of warrant or right, outstanding		368,000